Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment was as follows:

	Buildings and land	Machinery and equipment	Assets under construction	Total
Acquisition cost
Balance as of January 1, 2023	4,070	175,684	160,280	340,034
Additions[1]	4,699	81,253	122,869	208,821
Divestments and disposals	(313)	(47,419)	—	(47,732)
Reclassifications²	433	(27,606)	(29,726)	(56,899)
Effect of foreign currency exchange rate differences	27	(967)	(1,785)	(2,725)
Balance as of December 31, 2023	$8,916	$180,945	$251,638	$441,499
Additions[1]	5,133	66,874	171,439	243,446
Divestments and disposals	(4,525)	(2,567)	(651)	(7,743)
Reclassifications	1,963	250,630	(252,593)	—
Effect of foreign currency exchange rate differences	(621)	(19,720)	(3,637)	(23,978)
Balance as of December 31, 2024	$10,866	$476,162	$166,196	$653,224
Depreciation and impairment
Balance as of January 1, 2023	(1,010)	(81,245)	—	(82,255)
Depreciation expense	(1,715)	(6,736)	—	(8,451)
Depreciation capitalized into inventory	—	(7,000)	—	(7,000)
Divestments and disposal	25	45,206	—	45,231
Impairment loss[3]	—	(21,511)	(579)	(22,090)
Reclassifications²	(6)	9,879	—	9,873
Effect of foreign currency exchange rate differences	(3)	233	—	230
Balance as of December 31, 2023	$(2,709)	$(61,174)	$(579)	$(64,462)
Depreciation expense	(3,542)	(4,531)	—	(8,073)
Divestments and disposal	1,858	1,230	—	3,088
Depreciation capitalized into inventory	—	(15,042)	—	(15,042)
Impairment loss[4]	—	(65,222)	(72,121)	(137,343)
Effect of foreign currency exchange rate differences	239	1,856	—	2,095
Balance as of December 31, 2024	(4,154)	(142,883)	$(72,700)	$(219,737)

Carrying amount at December 31, 2023	$6,207	$119,771	$251,059	$377,037
Carrying amount at December 31, 2024	$6,712	$333,279	$93,496	$433,487

1 - Of $243,446 in additions for the year ended December 31, 2024, $128,960 has been settled in cash. These $128,960 are included in the $147,894 in the cash-flow from investing activities related to additions to property, plant and equipment, and the remaining $18,934 relates to decreases in trade payables - related parties from prior years which were settled in cash during the year ended December 31, 2024. Of $208,821 in additions for the year ended December 31, 2023, $109,141 has been settled in cash. These $109,141 are included in the $137,400 in the cash-flow from investing activities related to additions to property, plant and equipment, and the remaining $28,259 relates to decreases in trade payables from prior years which were settled in cash during the year ended December 31, 2023.
2 - For the years ended December 31, 2023, $47,026 is a reclassification from property, plant and equipment to assets under operating lease for vehicles that have been repurposed permanently and are currently in use for leasing business with customers.
3 - For the year ended December 31, 2023 the Polestar 2 CGU was assessed for impairment, and impairment losses amounting to $22,090 were recognized in cost of sales. The impairment amount was allocated to machinery and equipment, and assets under construction.
4 - For the year ended December 31, 2024, the Polestar 3 CGU, Polestar 5 CGU, and Polestar 6 CGU were assessed for impairment, and impairment losses amounting to $137,343 were recognized in cost of sales. The impairment amount was allocated to machinery and equipment, and assets under construction.